ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

	As of December 31,
	2021	2022
Accounts receivable	1,755	1,701
Less: allowance for doubtful accounts	(473)	(408)
Accounts receivable, net	1,282	1,293

Schedule of movement of allowance for doubtful accounts

	As of December 31,
	2020	2021	2022
Balance at beginning of the year	92	467	473
Adoption of ASC326	343	—	—
Addition (reverse)	15	30	(66)
Foreign currency adjustment	17	(24)	1
Balance at end of the year	467	473	408